Property, Plant and Equipment, Net (Details) - Schedule of property, machinery and equipment - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of property, machinery and equipment [Abstract]
Laboratory equipment		$ 364	$ 327
Less: accumulated depreciation		(343)	(290)
Total	$ 10	$ 21	$ 37